Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments (Textual)
Cash and cash equivalents and short term deposits	$ 7,435	$ 14,657
Bottom of range [member]
Financial Instruments (Textual)
Short term deposits fixed interest rate	0.14%
Top of range [member]
Financial Instruments (Textual)
Short term deposits fixed interest rate	1.60%